STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATIONS
Net investment income	$ 2,493,084	$ 2,041,118	$ 2,365,540
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	1,366,521	4,476,829	2,319,656
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(108,384)	53,008	199,538
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,751,221	6,570,955	4,884,734
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(1,268,714)	(668,585)	(1,480,761)
Net contributions (withdrawals) by The Prudential Insurance Company of America	1,814,993	(615,507)	(1,615,876)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	546,279	(1,284,092)	(3,096,637)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,297,500	5,286,863	1,788,097
NET ASSETS
Beginning of year	84,380,032	79,093,169	77,305,072
End of year	$ 88,677,532	$ 84,380,032	$ 79,093,169